Shareholder Fees (Vanguard REIT Index Fund Institutional)	Vanguard REIT Index Fund Vanguard REIT Index Fund - Institutional Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none